S000056045 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	107 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.52%	[1]
Performance Inception Date			Jan. 30, 2017
Class N
Prospectus [Line Items]
Average Annual Return, Percent	32.37%	8.84%	11.82%	[1]
Performance Inception Date			Jan. 30, 2017
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	27.55%	6.82%	10.20%	[1]
Performance Inception Date			Jan. 30, 2017
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.76%	6.55%	9.29%	[1]
Performance Inception Date			Jan. 30, 2017
Class I
Prospectus [Line Items]
Average Annual Return, Percent	32.71%	9.04%	11.94%	[1]
Performance Inception Date			Jan. 30, 2017

[1]	Performance shown reflects performance since the inception date of the Fund on January 30, 2017.